UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY



Investment Company Act File Number 811-05011

Name of Fund:  CMA Multi-State Municipal Series Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, CMA Multi-State Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton,
       NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end:  09/30/05

Date of reporting period:  04/01/2005 - 06/30/2005

Item 1 - Schedule of Investments


CMA Michigan Municipal Money Fund

Schedule of Investments as of June 30, 2005                                                                        (In Thousands)
                      Face
                      Amount     Municipal Bonds                                                                            Value
Michigan - 88.8%     $     935   Battle Creek, Michigan, Housing Corporation, Housing Revenue Bonds, VRDN,
                                 Series 1997-A, 2.61% due 2/01/2027 (c)                                               $       935

                         2,575   Berrien County, Michigan, Economic Development Corporation Revenue Bonds
                                 (Arlington Corp. Project), VRDN, AMT, 2.72% due 9/01/2016 (c)                              2,575

                         6,115   Clarkston, Michigan, Community Schools, GO, ROCS, VRDN, Series II-R-4519, 1.70%
                                 due 8/04/2005 (c)                                                                          6,115

                         4,980   Detroit, Michigan, City School District, MERLOTS, VRDN, Series A113, 1.80% due
                                 7/27/2005 (c)                                                                              4,980

                        12,045   Detroit, Michigan, MERLOTS, VRDN, Series A-115, 2.62% due 4/01/2019 (c)                   12,045

                         7,210   Eagle Tax-Exempt Trust, Wayne County, Michigan, Airport Authority Revenue Bonds,
                                 VRDN, AMT, Series 2005-0029, Class A, 2.36% due 12/01/2034 (b)(c)                          7,210

                         4,070   Fitzgerald, Michigan, Public School District, GO, PUTTERS, VRDN, Series 561, 2.58%
                                 due 11/01/2012 (c)(d)                                                                      4,070

                         1,335   Genesee County, Michigan, Economic Development Corporation, Limited Obligation
                                 Revenue Bonds (Riegle Press Inc. Project), VRDN, AMT, 2.71% due 8/01/2015 (c)              1,335

                         1,400   Grand Rapids, Michigan, Economic Development Corporation, Limited Obligation,
                                 EDR (Cornerstone University Project), VRDN, 2.59% due 5/01/2034 (c)                        1,400

                           685   Grand Rapids, Michigan, IDR (Custom Printers), VRDN, AMT, 2.71% due 7/01/2015 (c)            685

                         1,350   Grand Rapids, Michigan, IDR, Refunding (Etheridge Company Project), VRDN, AMT,
                                 2.71% due 7/01/2009 (c)                                                                    1,350

                         2,430   Holland Charter Township, Michigan, Economic Development Corporation, Limited
                                 Obligation Revenue Bonds (Chicago Mission 3A Hockey), VRDN, 2.39% due 10/01/2028 (c)       2,430

                         2,400   Jackson County, Michigan, Economic Development Corporation, Limited Obligation
                                 Revenue Bonds (American Tooling Center Project), VRDN, AMT, 2.72% due 6/01/2011 (c)        2,400


Portfolio Abbreviations


AMT        Alternative Minimum Tax (subject to)
CP         Commercial Paper
EDR        Economic Development Revenue Bonds
FLOATS     Floating Rate Securities
GAN        Grant Anticipation Notes
GO         General Obligation Bonds
HDA        Housing Development Authority
IDR        Industrial Development Revenue Bonds
M/F        Multi-Family
MERLOTS    Municipal Extendible Receipt Liquidity Option Tender Securities
PUTTERS    Puttable Tax Exempt Receipts
ROCS       Reset Option Certificates
SAN        State Aid Notes
TEAMS      Tax-Exempt Adjustable Municipal Securities
VRDN       Variable Rate Demand Notes



CMA Michigan Municipal Money Fund


Schedule of Investments as of June 30, 2005 (concluded)                                                            (In Thousands)
                     Face
                     Amount      Municipal Bonds                                                                            Value
Michigan             $   2,000   Jackson, Michigan, Public Schools, GO, SAN, Series A, 3% due 8/23/2005               $     2,002
(concluded)
                           600   Marquette County, Michigan, Economic Development Corporation, Limited
                                 Obligation Revenue Bonds (Pioneer Labs Inc. Project), VRDN, AMT, Series A, 2.79%
                                 due 6/01/2012 (c)                                                                            600

                           240   Michigan Higher Education Facilities Authority, Limited Obligation Revenue Bonds
                                 (Davenport College of Business Project), VRDN, 2.61% due 3/01/2027 (c)                       240

                         6,500   Michigan Higher Education Student Loan Authority, Revenue Refunding Bonds, PUTTERS,
                                 VRDN, AMT, Series 238, 2.61% due 6/01/2019 (c)(d)                                          6,500

                         4,200   Michigan Higher Education Student Loan Authority, Revenue Refunding Bonds, VRDN,
                                 AMT, Series XII-B, 2.31% due 10/01/2013 (c)(d)                                             4,200

                        11,000   Michigan Municipal Bond Authority Revenue Bonds, FLOATS, VRDN, Series L58J-D, 2.43%
                                 due 8/23/2005 (c)                                                                         11,000

                         6,000   Michigan State Building Authority, Multi-Modal Revenue Refunding Bonds (Facilities
                                 Program), VRDN, Series I, 2.54% due 10/15/2039 (c)                                         6,000

                         5,810   Michigan State Building Authority, Revenue Refunding Bonds, FLOATS, Series 886, 2.57%
                                 due 10/15/2017 (b)(c)                                                                      5,810

                                 Michigan State, CP:
                         5,000       2.67% due 10/04/2005                                                                   5,000
                         4,500       2.20% due 10/05/2005                                                                   4,500

                                 Michigan State, HDA, Limited Obligation Bonds, VRDN (c):
                         1,200       (Laurel Valley), TEAMS, 1.15% due 12/01/2007                                           1,200
                         2,000       (Woodland Meadows Project), AMT, 1.10% due 3/01/2013                                   2,000

                         2,300   Michigan State, HDA, M/F Limited Obligation Revenue Bonds (Arbors), VRDN, AMT,
                                 Series A, 2.60% due 9/01/2035 (c)                                                          2,300

                         8,300   Michigan State Hospital Finance Authority Revenue Bonds (Ascension Health), VRDN,
                                 Series B-1, 2.18% due 11/15/2033 (c)                                                       8,300

                         9,500   Michigan State Revenue Bonds, GAN, VRDN, Series C, 2.25% due 9/15/2008 (a)                 9,500

                         2,500   Michigan State Strategic Fund, CP, 2.97% due 7/01/2005                                     2,500

                         2,400   Michigan State Strategic Fund, Limited Obligation, IDR (GNP Real Estate Project),
                                 VRDN, AMT, 2.62% due 7/01/2034 (c)                                                         2,400

                                 Michigan State Strategic Fund, Limited Obligation Revenue Bonds, VRDN (c):
                         2,200       (AACOA Extrusions Inc. Project), AMT, 2.50% due 2/01/2008                              2,200
                         2,200       (Alphi Manufacturing Inc. Project), AMT, 2.68% due 5/01/2019                           2,200
                         1,440       (Artex Label & Graphics), AMT, 2.74% due 12/01/2022                                    1,440
                         1,665       (Automatic Handling Inc. Project), AMT, 2.72% due 7/01/2009                            1,665
                           250       (BBPV Project), AMT, Series A-2, 2.99% due 1/01/2014                                     250
                         1,340       (Biewer of Lansing LLC Project), AMT, 2.69% due 5/01/2019                              1,340
                         3,000       (C&M Manufacturing Corporation Inc. Project), AMT, 2.96% due 7/01/2014                 3,000
                           990       (Chambers Enterprises II Project), AMT, 2.71% due 11/01/2018                             990
                         1,385       (Cherry Central Co-operative Inc. Project), 2.72% due 11/01/2013                       1,385
                         5,350       (Detroit Symphony Orchestra Project), Series B, 2.50% due 6/01/2031                    5,350
                         2,300       (Drake Enterprises Inc. Project), AMT, 2.50% due 6/01/2015                             2,300
                         4,585       (Environmental Quality Company Project), AMT, 2.71% due 5/01/2026                      4,585
                         3,040       (FMS Walker LLC Project), AMT, 2.63% due 7/01/2029                                     3,040
                         2,750       (Forest City Technologies), AMT, 2.67% due 9/01/2015                                   2,750
                         2,100       (Glastender Inc. Project), AMT, 2.50% due 12/01/2010                                   2,100
                         2,925       (Golden Keys Development LLC Project), AMT, 2.76% due 3/01/2018                        2,925
                           295       (Hercules Drawn Steel Project), AMT, 2.44% due 8/01/2006                                 295
                           560       (Inalfa-Hollandia Inc. Project), AMT, 2.71% due 5/01/2016                                560
                         2,525       (Karona Inc. Project), AMT, 2.67% due 12/01/2015                                       2,525
                         2,800       (Kaumagraph Flint Corporation Project), AMT, 2.50% due 11/01/2014                      2,800
                         1,690       (Kerkstra Precast Inc. Project), AMT, 2.71% due 5/01/2025                              1,690
                         1,125       (Merrill Tool Holdings Co. Project), AMT, Series A, 2.77% due 6/01/2025                1,125
                         1,850       (Merrill Tool Holdings Co. Project), AMT, Series B, 2.77% due 6/01/2025                1,850
                         1,505       (Monarch Hydraulics Inc. Project), AMT, 2.65% due 7/01/2016                            1,505
                         1,910       (Morrell Inc. Project), AMT, 2.71% due 5/01/2022                                       1,910
                         1,360       (Motor City Mold Inc. Project), AMT, 2.67% due 3/01/2021                               1,360
                         1,300       (Norbert Industries Inc. Project), AMT, 2.79% due 4/01/2006                            1,300
                           545       (Nuvar Properties LLC Project), AMT, 2.71% due 7/01/2026                                 545
                         2,300       (Park Realty LLC), AMT, Series A, 2.71% due 9/01/2026                                  2,300
                         2,335       (Partalis Properties Project), AMT, 2.63% due 10/01/2028                               2,335
                         1,100       (Pioneer Labs Inc. Project), AMT, 2.62% due 9/01/2012                                  1,100
                         7,055       (Pioneer Metal Finishing Project), AMT, 2.61% due 11/01/2008                           7,055
                         1,500       (RS Development LLC Project), AMT, 2.63% due 8/01/2023                                 1,500
                         2,900       (Richwood Industries Inc. Project), AMT, 2.50% due 9/01/2030                           2,900
                         4,045       (Riverwalk Properties LLC Project), AMT, 2.71% due 8/01/2021                           4,045
                         3,030       (Stelmi America Inc. Project), AMT, 2.62% due 5/01/2030                                3,030
                           560       (TEI Investments LLC), AMT, 2.71% due 2/01/2022                                          560
                           400       (Thermo-Forms, Inc. Project), AMT, 2.45% due 11/01/2023                                  400
                         2,970       (Tim Properties LLC Project), AMT, 2.69% due 5/01/2025                                 2,970
                         3,700       (Universal Forest Products Project), AMT, 2.74% due 12/01/2022                         3,700
                         1,500       (Vector Investments LLC Project), AMT, 2.79% due 2/01/2020                             1,500
                         1,650       (Veri-Tek International Corporation Project), AMT, 2.71% due 4/01/2026                 1,650
                         2,000       (WDKK Development LLC Project), AMT, 2.71% due 1/01/2024                               2,000
                           250       (Whitehall Industries), AMT, Series A-6, 2.99% due 1/01/2014                             250
                         1,855       (Zatkoff Properties Ltd. Project), AMT, 2.39% due 3/01/2024                            1,855

                           600   Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds (Grandview
                                 Plaza Project), VRDN, AMT, 2.67% due 12/15/2010 (c)                                          600

                         2,735   Michigan State Strategic Fund Revenue Bonds (Russell Investment Company Project),
                                 VRDN, AMT, 2.63% due 5/01/2027 (c)                                                         2,735

                         7,300   Municipal Securities Trust Certificates, Detroit, Michigan, Sewer Disposal Revenue
                                 Refunding Bonds, VRDN, Series SGB-53-A, 2.58% due 7/01/2032 (a)(c)                         7,300

                         7,395   Municipal Securities Trust Certificates, Revenue Refunding Bonds, VRDN, Series
                                 2001-166, Class A, 2.55% due 12/15/2021 (a)(c)                                             7,395

                         2,500   Oakland County, Michigan, Economic Development Corporation, Limited Obligation
                                 Revenue Bonds (Schain Mold & Engineering), VRDN, AMT, 2.72% due 4/01/2021 (c)              2,500

                         3,250   Oakland County, Michigan, Economic Development Corporation, Limited Obligation
                                 Revenue Refunding Bonds (Pratt & Miller Engineering), VRDN, AMT, 2.62% due
                                 10/01/2029 (c)                                                                             3,250

                         2,100   Rockford, Michigan, IDR, Limited Obligation (Alloy Exchange Project), VRDN, AMT,
                                 2.50% due 9/01/2019 (c)                                                                    2,100

                         3,860   Saginaw County, Michigan, Economic Development Corporation Revenue Bonds (Al-Fe Heat
                                 Treating Project), VRDN, AMT, 2.67% due 2/01/2010 (c)                                      3,860

                         1,720   Sanilac County, Michigan, Economic Development Revenue Bonds (Llink Technologies
                                 LLC Project), VRDN, AMT, 2.63% due 10/01/2028 (c)                                          1,720

                         1,800   University of Michigan, University Hospital Revenue Bonds, VRDN, Series A, 2.44%
                                 due 12/01/2035 (c)                                                                         1,800

                                 University of Michigan, University Hospital Revenue Refunding Bonds, VRDN (c):
                        14,100       Series A, 2.50% due 12/01/2019                                                        14,100
                         4,700       Series A-2, 2.45% due 12/01/2024                                                       4,700

                         3,575   Whitmore Lake, Michigan, Public School District, GO, ROCS, VRDN, Series II-R-4515,
                                 2.58% due 5/01/2023 (c)                                                                    3,575


Puerto Rico - 7.3%               Government Development Bank of Puerto Rico, CP:
                         2,200       2.90% due 7/01/2005                                                                    2,200
                         2,500       2.95% due 7/01/2005                                                                    2,500
                         3,000       3.05% due 7/15/2005                                                                    3,000

                         6,000   Municipal Securities Trust Certificates, Puerto Rico, Revenue Bonds, VRDN, Series
                                 2000-107, Class A, 2.27% due 5/19/2009 (a)(c)                                              6,000

                         2,848   Puerto Rico Public Buildings Authority, Revenue Refunding Bonds, FLOATS, VRDN,
                                 Series 747D, 2.56% due 7/01/2017 (c)(e)                                                    2,848

                         5,830   Puerto Rico Public Finance Corporation, FLOATS, VRDN, Series 705D, 2.28% due
                                 8/01/2027 (c)(d)                                                                           5,830


U.S. Virgin              9,725   Virgin Islands Public Finance Authority, Revenue Refunding Bonds, ROCS, VRDN,
Islands - 3.2%                   Series II-R-277, 2.35% due 10/01/2024 (c)(f)                                               9,725

                                 Total Investments (Cost - $303,455*) - 99.3%                                             303,455
                                 Other Assets Less Liabilities - 0.7%                                                       2,093
                                                                                                                      -----------
                                 Net Assets - 100.0%                                                                  $   305,548
                                                                                                                      ===========

(a) FSA Insured.

(b) MBIA Insured.

(c) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect.
    This rate changes periodically based upon prevailing market rates.

(d) AMBAC Insured.

(e) CIFG Insured.

(f) Radian Insured.

  * Cost for federal income tax purposes.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


CMA Multi-State Municipal Series Trust


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       CMA Multi-State Municipal Series Trust


Date:  August 19, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       CMA Multi-State Municipal Series Trust


Date:  August 19, 2005


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke
       Chief Financial Officer
       CMA Multi-State Municipal Series Trust

Date:  August 19, 2005